Tax Situation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Tax Situation
30	TAX SITUATION

a)

In accordance with the current legislation in Peru, Chile, Colombia, Ecuador, Bolivia, and Panama, each Group Company is individually subject to the applicable taxes. Management considers that it has determined the taxable amount of income tax in accordance with the tax legislation in force in each country.

b)	Amendments to the Peruvian income tax law

By means of legislative decree No. 1261, enacted on December 10, 2016, amendments have been made to the income tax Law, effective from 2017 onwards. This amendment establishes the third category income tax rate at 29.5%. Likewise, the aforementioned decree establishes the dividend tax rate for natural persons and legal persons not domiciled at 5% for dividends from 2017 onwards. The accumulated profits until December 31, 2016, remained affected at the rate of 6.8%, independent of the date when the distribution is agreed or occurs in subsequent periods.

c)	Amendments to the Chilean Income Tax Law

On February 1, 2016, law No. 20899 was enacted, which simplifies and clarifies the application of the tax reform defined in the aforementioned law. With respect to income tax, two systems have been established:

i.

Attributable income system: This system gradually increases the first category tax rate, 21% in 2014, 22.5% in 2015, 24% in 2016, to 25% in 2017. Their choice is restricted to companies whose partners are natural persons domiciled or resident in Chile or natural or legal persons without domicile or residence in Chile. This system imposes taxes on the partners of Chilean entities on an annual basis regardless of any effective distribution of the local entity’s profits, with the right to use the tax paid in full as a tax credit.

ii.

Partially integrated system: The first category tax rate is gradually increased by 21% in 2014, 22.5% in 2015, 24% in 2016, 25.5% in 2017, to 27% in 2018. Corporations, open or closed, and companies in which at least one of their owners is not a natural person (domiciled or not) or a legal person not domiciled are subject to this system. This system burdens the shareholders of Chilean entities that distribute dividends and entitles them to use said distribution as a tax credit in 65% of the total taxes paid. This limit does not apply to investors with whom Chile has signed double taxation avoidance agreements, as is the case with Peru.

d)	Amendments to the Colombian income tax legislation

In December 2016, law No. 1819 was published modifying the tax Code, effective from 2017. The main modifications are as follows:

•

The income tax rates in force until 2016 (income tax + cree + surcharge) have been simplified to a single income tax rate of 34% and a temporary surcharge of 6% by 2017 and an income tax rate of 33% and a temporary surcharge of 4% by 2018 on a taxable income greater than S/895 thousand (equivalent to COP800 million).

•

The presumptive income, applicable when there are tax losses or when it is greater than ordinary income, will have as its taxable base 3.5% of liquid equity (formerly 3%) and may be compensated with future taxable income.

•	Tax losses may be offset in the following twelve (12) years from their generation.

•	The special rate for dividends and participations received by foreign companies will be 5%.

•	The VAT rate changes from 16% to 19%.

•

As of tax year 2017, the term of the firmness of the declarations will be three (3) years. However, some terms may be longer, as is the case of companies that are obliged to transfer prices whose firmness of the declarations will be six (6) years. For the declarations that generate tax losses the term of firmness will be from twelve (12) to fifteen (15) years.

In December 2018, law No. 1943 was published modifying the tax statute, whose application or validity begins in 2019. The main modifications are as follows:

•	Presumptive rent rate reduced to 1.5% for taxable years 2019 and 2020, and to 0% beginning with the taxable year 2021

•	The general income tax rate applicable to national companies shall be reduced as follows: 33% by 2019, 32% by 2020, 31% by 2021 and 30% by 2022.

e)	The income tax expense shown in the consolidated statement of income comprises

	2016	2017	2018
	(as restated)
Current income tax	169,428	168,143	150,020
Deferred income tax (Note 25)	(280,911)	(44,550)	(23,594)
PPUA	(7,789)	613	—

	(119,272)	124,206	126,426
(-) Discontinued operations	(32,910)	(77,901)	(13,108)

Income tax	(152,182)	46,305	113,318

Under Chilean legislation, when a company has tax losses, it may request a refund of first category taxes paid in prior years, up to the amount of tax calculable on the tax loss and provided that it has not distributed dividends on the income associated with the refund. The amount returned by the Chilean tax administration in this respect is called the provisional payment on absorbed earnings (PPUA). The company recognizes income tax income and an account receivable when requesting this refund.

f)	The Group’s income tax differs from the notional amount that would result from applying the group companies weighted average rate of income tax applicable to consolidated pre-tax income, as follows:

	2016	2017	2018
(Loss) profit before income tax	(708,134)	45,112	133,948

Income tax by applying local applicable tax rates on profit generated in the respective countries	(191,225)	13,811	40,507
Tax effect on:
- Non-taxable income	(1,534)	(4)	(1,691)
- Equity method (profit) loss	3,673	394	(1,094)
- Non-deductible expenses	56,805	30,472	70,052
- Unrecognized deferred tax asset income (expense)	(4,099)	1,562	8,592
- Adjustment for changes in rates of income tax	(18,676)	27	1,524
- PPUA adjustment for changes in tax rates	4,871	(611)	—
- Change in prior years estimations	(4,471)	9,005	3,235
- Others, net	2,474	(8,351)	(7,807)

Income tax	(152,182)	46,305	113,318

g)

The theoretical tax disclosed is the result of applying the income tax rate in accordance with the tax legislation of the country where each company that is part of the Group is domiciled. In this sense, companies domiciled in Peru, Chile, and Colombia applied in 2018 income tax rates of 29.5%, 27% and 37% respectively (29.5%, 25.5% and 40% for 2017). Norvial, GyM Ferrovias, Vesur and GMP (Blocks III and IV) have legal stability contracts signed with the Peruvian Government in force during the term of the associated concessions. Therefore, the consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate.

Country	Local tax rate	(Loss) Profit before income tax	Income tax
	(A)	(B)	(A)*(B)
2016
Peru	28.00%	(1,544,221)	(432,382)
Peru - Norvial S.A.	27.00%	63,583	17,167
Peru - GyM Ferrovías S.A.	30.00%	34,760	10,428
Peru - Vesur S.A.	30.00%	888	267
Peru - GMP S.A.	30.00%	8,602	2,581
Chile	24.00%	(81,119)	(19,468)
Colombia	40.00%	(27,511)	(11,004)
Bolivia	25.00%	(703)	(176)
Unrealized gains		837,587	241,362

Total		(708,134)	(191,225)

2017
Peru	28.00%	420,421	124,024
Peru – Norvial S.A.	27.00%	68,104	18,388
Peru – GyM Ferrovias S.A.	30.00%	29,028	8,708
Peru – Vesur S.A.	30.00%	779	234
Peru – GMP S.A.	30.00%	20,941	6,073
Chile	24.00%	(93,031)	(23,723)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(370,263)	(107,981)

Total		45,112	13,811

2018
Peru	29.50%	151,627	44,730
Peru – Norvial S.A.	27.00%	21,104	5,698
Peru – GyM Ferrovias S.A.	30.00%	125,136	37,541
Peru – Vesur	30.00%	2,951	885
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(20,768)	(5,607)
Colombia – Morelco S.A.	37.00%	11,851	4,385
Colombia – GyM S.A. Branch	33.00%	1,984	655
Bolivia	25.00%	(137)	(34)
Unrealized gains		(195,221)	(58,018)

Total		133,948	40,507

A company located in Colombia does not exceed the taxable income of COP 800 million, therefore applies the rate of 33%. (Note 30-d)

h)

The Peruvian tax administration has the power to review and, if applicable, correct the calculation of the income tax determined by the Company in the last four years, starting on January 1 of the year following the filing of the corresponding tax return (years open for review). Years 2014 to 2018 are open for review. Management believes that no significant liabilities will arise as a result of these tax audits. In addition, the Chilean tax administration has not yet audited the income tax returns for 2016, 2017 and 2018, and the Chilean tax administration has the authority to carry out such audits within three years from the filing date of the respective tax returns. Also, in Colombia, years 2016, 2017 and 2018 are pending audit by the Colombian tax administration, which has the power to perform audits in the two years following the filing of the tax return.

i)

In accordance with current legislation, for the purposes of determining income tax and general sales tax, the transfer prices of transactions with related companies and with companies’ resident in low or nil tax territories must be considered. For this purpose, documentation and information must be available to support the valuation methods used and the criteria considered for their determination (transfer pricing rules). The Tax Administration is empowered to request this information from the taxpayer. Based on the analysis of the Company’s operations, management and its legal advisors estimate that transfer prices of transactions with related companies are based on market conditions, similar to those agreed with third parties, as of December 31, 2018.

j)	Temporary tax on net assets (ITAN)

Taxes third category income generators in Peru subject to the general Income Tax regime. Beginning    in 2012, the tax rate is 0.4% applicable to the amount of net assets exceeding S/1 million.

The amount effectively paid may be used as a tax credit against payments on account of income tax under the general regime, or against payment of the provisional income tax for the corresponding year.

k)

The unrecognized deferred income tax asset amounts to S/10.8 million for 2018 and is mainly related to the tax loss carryforwards generated in Consorcio Ermitaño, Consorcio Conciviles and Consorcio Mantaro for which there is no expectation of recovery in the future.

l)	The current income tax payable, after applying the corresponding tax credits and whose due date is up to the first week of April of the following year, includes mainly:

–	Proyectos Inmobiliarios Consultores S.A.	S/22 million in 2017
–	Viva GyM S.A.	S/22 million in 2017
–	Graña y Montero S.A.A.	S/7 million in 2017
–	GyM Ferrovias S.A.	S/20 million in 2018
–	Inversiones Almonte S.A.	S/10 million in 2018